Digital Assets - Schedule of Digital Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Digital Assets [Abstract]
Opening carrying amount
Additions during the period (received in USDT)	6,750,013
Derecognition upon settlement	(6,750,013)
Closing carrying amount